Investments - Investee C (Details) - Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) - Convertible Debentures - Investee-C - CAD ($) $ in Millions	Oct. 31, 2022	May 19, 2021
Disclosure of financial assets [line items]
Notional amount		$ 2.5
Interest rate		8.00%
Discount on average daily VWAP of common shares, percent		0.15
Proceeds from disposal of marketable securities	$ 2.5